Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventories
Schedule of inventories by major category

	December 31,
	2012	2013
	RMB	RMB	US$

Raw materials	727,300	788,852	130,308
Work-in-progress	288,456	370,811	61,254
Finished goods	1,507,794	1,005,239	166,054
Total inventories	2,523,550	2,164,902	357,616